Consolidated Statements of Income and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Sep. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor
Transaction processing revenue from affiliates	$ 7,127	$ 6,074	$ 6,561	$ 27,323	$ 17,364	$ 22,388
Merchant acquiring net from affiliates	1,929	2,226	2,120	9,013	1,884	0
Business solution from affiliates	30,147	30,651	31,459	122,347	86,889	111,821
Other comprehensive loss, tax	$ 6	$ 0